Equity Method Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments [Abstract]
Equity method investments
8.	Equity method investments

In December 2021, the Group had entered into an agreement with industry experts to establish a joint venture, Met Chain Co Limited under the laws of Hong Kong (the “2021 Joint Venture”), specializing in the research and development (“R&D”), production, and sales of cryptocurrency mining equipment. Upon the formation of the 2021 joint venture, the Group held 21% of the equity interests in the 2021 joint venture, with the option to acquire the equity interests held by the other parties to the Joint Venture Agreement under certain conditions as set forth in the Joint Venture Agreement. In November 2022, the Group had entered into an equity transfer agreement with each of the four other equity holders of Met Chain Co Limited to acquire a total of 3.3% of the equity interests in Met Chain Co Limited from the four equity holders, in consideration for such number of ordinary shares of the Company, par value $0.06 per share, valued at RMB7,120,478. In September 2024, the Group had entered into an equity transfer agreement with each of the four other equity holders of Met Chain Co Limited to acquire a total of 5.23% of the equity interests in Met Chain Co Limited from the four equity holders, in consideration for such number of ordinary shares of the Company, par value $0.06 per share, valued at US$ 1,050,400. As of December 31, 2024 and December 31, 2025, the Group held 29.53% and 29.53% of the equity interests in Met Chain Co Limited, respectively.

The Group recognized gain on equity method investments of $12,000, $75,000 and $91,000 for the year ended December 31, 2023, 2024 and 2025, respectively.